Condensed Consolidated Statements of Operations & Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses	2,922	2,141	6,624	4,691
General and administrative expenses	1,310	937	9,204	1,891
Other expenses				29
Total	4,232	3,078	15,828	6,611
Operating loss	(4,232)	(3,078)	(15,828)	(6,611)
Income on digital assets, net	601,439		609,763
Change in fair value of digital assets purchase option	1,862,461		1,943,680
Finance income (expenses), net	(1,357)	1,210	(1,276)	1,291
Income (loss) before taxes on income	2,458,311	(1,868)	2,536,339	(5,320)
Taxes on income	(566,697)		(587,292)
Net income (loss)	1,891,614	(1,868)	1,949,047	(5,320)
Total comprehensive income (loss)	$ 1,891,614	$ (1,868)	$ 1,949,047	$ (5,320)
Basic earnings (loss) per share	$ 114.4	$ (1.2)	$ 120.1	$ (3.4)
Weighted average number of shares outstanding	16,540,934	1,590,378	16,232,377	1,587,165
Diluted earnings (loss) per share	$ 97.8	$ (1.2)	$ 108.5	$ (3.4)
Weighted average number of shares outstanding	19,333,464	1,590,378	17,960,437	1,587,165